Other Operating Income (Details) - Schedule of other operating income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income for assets received in lieu of payment
Income from sale of assets received in lieu of payment	$ 1,837	$ 3	$ 2,560
Other income	231	87	40
Subtotal	2,068	90	2,600
Release of provisions for contingencies
Other provisions for contingencies
Subtotal
Other income
Release of provisions and expense recovery	9,690	6,497	9,002
Rental investment properties	5,965	5,748	8,387
Revaluation of prepaid monthly payments	5,183	1,569	1,731
Tax management income	3,117	1,565
Recovery from correspondent banks	2,800	2,841	2,816
Income from sale leased assets	1,214	1,956	1,166
Reimbursements for insurance policies	161	4,414	349
Credit card income	346	459	4,037
Others	3,512	1,532	2,227
Subtotal	31,988	26,581	29,715
Total	$ 34,056	$ 26,671	$ 32,315